TRADE RECEIVABLES - Schedule of Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	$ 196,020	$ 156,676
30
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.80%	0.80%
31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.00%	2.00%
61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	3.50%	3.50%
91-120
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	7.80%	7.80%
121-180
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	20.30%	20.30%
> 180
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	79.50%	79.50%
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	$ 201,775	$ 160,352
Cost | 30
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	27,787	21,165
Cost | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	3,982	8,852
Cost | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	1,159	3,091
Cost | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	191	829
Cost | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	534	410
Cost | > 180
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	2,635	3,867
Cost | Total
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	36,288	38,214
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	5,755	3,676
Allowance for doubtful accounts | 30
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	222	169
Allowance for doubtful accounts | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	80	177
Allowance for doubtful accounts | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	41	108
Allowance for doubtful accounts | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	15	65
Allowance for doubtful accounts | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	108	83
Allowance for doubtful accounts | > 180
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	2,095	3,074
Allowance for doubtful accounts | Total
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	$ 2,561	$ 3,676